Trade Receivables, Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables, Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Trade receivables
Thousands of $ For the years ended December 31	2025	2024
Trade receivables	14,675	14,440
Total trade receivables	14,675	14,440

Schedule of Total Accounts Receivable Balance

Considering the Company’s revenue recognition methodology further described in Note 2.7, total accounts receivable balance could be presented in relation with the claim date as follows:

A/R by claim date	Months
Thousands of $ For the year ended	1-3 months	4-6 months	7-12 months	Not due	Total
December 31, 2025	8,209	3,845	2,475	146	14,675
December 31, 2024	8,304	3,454	2,575	107	14,440

Schedule of Prepaid Expenses and Other Current Assets
Thousands of $ For the years ended December 31	2025	2024
Prepaid expenses	1,865	1,561
Deposits	103	135
Recoverable VAT	53	92
Total prepaid expenses and other current assets	2,021	1,788